Exhibit 99.1-6

Schedule 5

Data Integrity - Marketable Title Date

#	Loan ID	Marketable Title Date (Tape)	Marketable Title Date (Audit)	Variance	Comment
1	209730439	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found
2	209730492	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found
3	209730744	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found
4	209730796	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found